Cover	Aug. 13, 2025
Document Type	8-K
Amendment Flag	false
Document Period End Date	Aug. 13, 2025
Entity File Number	001-41461
Entity Registrant Name	AINOS, INC.
Entity Central Index Key	0001014763
Entity Tax Identification Number	75-1974352
Entity Incorporation, State or Country Code	TX
Entity Address, Address Line One	8880 Rio San Diego Drive
Entity Address, Address Line Two	Ste. 800
Entity Address, City or Town	San Diego
Entity Address, State or Province	CA
Entity Address, Postal Zip Code	92108
City Area Code	(858)
Local Phone Number	869-2986
Written Communications	false
Soliciting Material	false
Pre-commencement Tender Offer	false
Pre-commencement Issuer Tender Offer	false
Entity Emerging Growth Company	false
Common Stock, par value $0.01 per share
Title of 12(b) Security	Common Stock, par value $0.01 per share
Trading Symbol	AIMD
Security Exchange Name	NASDAQ
Warrants to purchase Common Stock
Title of 12(b) Security	Warrants to purchase Common Stock
Trading Symbol	AIMDW
Security Exchange Name	NASDAQ